Fair Value Measurements (Narrative) (Details) (USD $)		0 Months Ended	10 Months Ended	16 Months Ended		6 Months Ended		9 Months Ended	3 Months Ended
	Dec. 31, 2012	Feb. 17, 2012 Edict Acquisition [Member]	Dec. 31, 2012 Edict Acquisition [Member]	Jun. 30, 2013 Edict Acquisition [Member]	Jun. 30, 2013 Edict Acquisition [Member]	Jun. 30, 2012 Anchen Acquisition [Member] IPR&D [Member]	Jun. 30, 2012 Anchen Acquisition [Member] Predecessor [Member] IPR&D [Member]	Sep. 28, 2012 Anchen Acquisition [Member] Predecessor [Member] IPR&D [Member]	Jun. 30, 2013 Watson/Actavis Merger [Member] Successor [Member]	Jun. 30, 2013 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member] Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt interest rate (percent)										7.375%	7.375%	7.375%
Debt, fair value	$ 484,488,000												$ 484,488,000
Debt, face amount												490,000,000
Contingent liability, payment period (years)		18 months
Payments of contingent liabilities			9,908,000	9,908,000	9,908,000
Contingent purchase price liabilities		11,641,000
Asset impairment charges						$ 2,000,000	$ 2,000,000	$ 5,700,000	$ 466,000